FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT - Disclosure of carrying value of financial assets and liabilities (Details) - CAD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
FVTPL
Cash and cash equivalents	$ 19,760,015	$ 799,929	$ 79,991	$ 0
Amortized cost
Accounts payable and accrued liabilities	638,573	150,923
FVTPL [Member]
FVTPL
Cash	19,673,765	799,929
Guaranteed investment certificate	86,250	0
Cash and cash equivalents	19,760,015	799,929
Amortized cost [Member]
Amortized cost
Accounts payable and accrued liabilities	$ 638,573	$ 150,923